Business segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Reporting Segment [Line Items]
Interest income	$ 273,682	$ 258,490	$ 226,079
Interest expense	(164,167)	(148,747)	(106,264)
Inter-segment net interest income	0	0	0
Net interest income	109,515	109,743	119,815
Other income (expense), net	17,142	17,846	18,498
Total income	126,657	127,589	138,313
(Impairment loss) gain on financial assets	(430)	(57,515)	(9,439)
Gain (impairment loss) on non-financial assets	500	(5,967)	0
Operating expenses	(40,674)	(48,918)	(46,875)
Segment profit (loss)	86,053	11,138	81,999
Segment assets	7,249,666	7,609,185	6,267,747
Segment liabilities	6,233,499	6,615,595	5,224,935
Reportable segments [member]
Disclosure of Reporting Segment [Line Items]
Segment profit (loss)	86,053	15,189	81,999
Segment assets	7,240,835	7,592,492	6,256,309
Segment liabilities	6,216,350	6,601,980	5,204,384
Commercial [Member]
Disclosure of Reporting Segment [Line Items]
Interest income	253,462	239,976	213,326
Interest expense	(730)	0	0
Inter-segment net interest income	(144,334)	(130,195)	(92,745)
Net interest income	108,398	109,781	120,581
Other income (expense), net	17,835	18,002	18,926
Total income	126,233	127,783	139,507
(Impairment loss) gain on financial assets	(744)	(57,621)	(9,928)
Gain (impairment loss) on non-financial assets	500	(5,967)	0
Operating expenses	(31,183)	(37,436)	(35,916)
Commercial [Member] | Reportable segments [member]
Disclosure of Reporting Segment [Line Items]
Segment profit (loss)	94,806	26,759	93,663
Segment assets	5,967,157	5,734,159	5,481,628
Segment liabilities	134,657	12,985	13,214
Treasury [Member]
Disclosure of Reporting Segment [Line Items]
Interest income	20,220	18,514	12,753
Interest expense	(163,437)	(148,747)	(106,264)
Inter-segment net interest income	144,334	130,195	92,745
Net interest income	1,117	(38)	(766)
Other income (expense), net	(693)	(156)	(428)
Total income	424	(194)	(1,194)
(Impairment loss) gain on financial assets	314	106	489
Gain (impairment loss) on non-financial assets	0	0	0
Operating expenses	(9,491)	(11,482)	(10,959)
Treasury [Member] | Reportable segments [member]
Disclosure of Reporting Segment [Line Items]
Segment profit (loss)	(8,753)	(11,570)	(11,664)
Segment assets	1,273,678	1,858,333	774,681
Segment liabilities	$ 6,081,693	$ 6,588,995	$ 5,191,170